EMPLOYEE BENEFITS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits
Actuarial losses and (gains)	R$ (124,578)	R$ (444,480)	R$ 103,805
Return on plan assets (less interest income)	135,210	138,488	109,279
Change in the asset’s limit (excluding interest income)	13,604	175,440	(154,741)
Total cost of actuarial losses and (gains)	R$ 24,236	R$ (130,552)	R$ 58,343